INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - The investments in associates that the Bank holds (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Accumulated other comprehensive income		$ 3,320,098		$ 3,202,969
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		8,151		2,581		$ (11,547)
Other comprehensive income, net of tax, exchange differences on translation		104,955		1,043,593		412,878
Investments in associates	[1]	1,894,024		1,710,969
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 22,409		$ 174,734		$ (831)
PA Viva Malls
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Development and operation of commercial spaces		Development and operation of commercial spaces
Principal place of business of associate		Colombia		Colombia
Proportion of ownership interest in associate		49.00%		49.00%
Accumulated other comprehensive income		$ 0	[2]	$ 0	[3]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4]	0
Other comprehensive income, net of tax, exchange differences on translation	[5]	0
Investments in associates		1,249,818		1,119,973
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		138,100	[6]	$ 96,201	[7]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[8]	$ 0
Proteccion S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Administration of pension funds and severances		Administration of pension funds and severances
Principal place of business of associate		Colombia		Colombia
Proportion of ownership interest in associate		20.58%		20.58%	[9]
Accumulated other comprehensive income		$ 15,264	[2]	$ 15,423	[3]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		(159)	[4]	2,958	[10],[11]
Other comprehensive income, net of tax, exchange differences on translation	[5]	0
Investments in associates		546,545		478,482
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		90,844	[6]	42,057	[7]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ (81)	[8]	$ (819)
Titularizadora Colombiana S.A. Hitos
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Mortgage portfolio securities	[12]	Mortgage portfolio securities
Principal place of business of associate		Colombia	[12]	Colombia
Proportion of ownership interest in associate		26.98%	[12]	26.98%
Accumulated other comprehensive income		$ (1,569)	[2],[12]	$ (1,483)	[3]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		(86)	[4],[12]	(94)	[10],[11]
Other comprehensive income, net of tax, exchange differences on translation	[5],[12]	0
Investments in associates		37,048	[12]	37,391
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		3,383	[6],[12]	4,962	[7]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 1	[8],[12]	$ 40
Redeban Multicolor S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Network data transmission services	[12]	Network data transmission services	[13]
Principal place of business of associate		Colombia	[12]	Colombia	[13]
Proportion of ownership interest in associate		20.36%	[12]	20.36%	[13]
Accumulated other comprehensive income		$ (651)	[2],[12]	$ (651)	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[12]	0
Other comprehensive income, net of tax, exchange differences on translation	[5],[12]	0
Investments in associates		21,440	[12]	19,105	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		3,305	[6],[12]	2,203	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 2	[8],[12]	$ 45	[13]
Internacional Ejecutiva de Aviacion S.A.S.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Aircraft and aircraft travel		Aircraft and aircraft travel	[13]
Principal place of business of associate		Colombia		Colombia	[13]
Proportion of ownership interest in associate		33.33%		33.33%	[13]
Accumulated other comprehensive income		$ 350	[2]	$ (4)	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		354	[4]	(213)	[10],[11],[13]
Other comprehensive income, net of tax, exchange differences on translation	[5]	0
Investments in associates		12,758		12,503	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(100)	[6]	$ 2,008	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[8]	$ (12)
ACH Colombia S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[12]	Electronic transfer services	[13]
Principal place of business of associate		Colombia	[12]	Colombia	[13]
Proportion of ownership interest in associate		19.94%	[12]	19.94%	[13]
Accumulated other comprehensive income		$ (952)	[2],[12]	$ (952)	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[12]	0
Other comprehensive income, net of tax, exchange differences on translation	[5],[12]	0
Investments in associates		10,187	[12]	8,313	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		6,252	[6],[12]	3,871	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 3	[8],[12]	$ 79	[13]
Servicio Salvadoreno de Proteccion, S. A. de C.V.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Custodial services and transfer of monetary types	[12]	Custodial services and transfer of monetary types
Principal place of business of associate		El Salvador	[12]	El Salvador
Proportion of ownership interest in associate		25.00%	[12]	25.00%
Accumulated other comprehensive income		$ (727)	[2],[12]	$ (727)	[3]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[12]	0
Other comprehensive income, net of tax, exchange differences on translation		(1)	[5],[12]	(30)	[14]
Investments in associates		9,252	[12]	8,867
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		311	[6],[12]	1,905	[7]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 50	[8],[12]	$ (16)
Servicios Financieros, S.A. de C.V.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Processing of financial transactions and electronic payment methods	[12]	Processing of financial transactions and electronic payment methods	[13]
Principal place of business of associate		El Salvador	[12]	El Salvador	[13]
Proportion of ownership interest in associate		47.86%	[12]	47.86%	[13]
Accumulated other comprehensive income		$ 9	[2],[12]	$ 9	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[12]	0
Other comprehensive income, net of tax, exchange differences on translation		(1)	[5],[12]	(7)	[13],[14]
Investments in associates		3,173	[12]	3,420	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(276)	[6],[12]	$ (160)	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[8],[12]	$ 0
Servicios De Identidad Digital S.A.S. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[15]	Provide digital citizens services
Principal place of business of associate	[15]	Colombia
Proportion of ownership interest in associate	[15]	33.00%
Investments in associates	[15]	$ 2,369
ACH de El Salvador, S. A. de C.V.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[12]	Electronic transfer services	[13]
Principal place of business of associate		El Salvador	[12]	El Salvador	[13]
Proportion of ownership interest in associate		25.00%	[12]	25.00%	[13]
Accumulated other comprehensive income		$ 6	[2],[12]	$ 6	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[12]	0
Other comprehensive income, net of tax, exchange differences on translation		(6)	[5],[12]	(64)	[13],[14]
Investments in associates		1,434	[12]	1,258	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		166	[6],[12]	$ 143	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[8],[12]	$ 0
Reintegra S.A.S.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Collections and recovery of portfolio	[16]	Collections and recovery of portfolio	[13]
Principal place of business of associate		Colombia	[16]	Colombia	[13]
Proportion of ownership interest in associate		46.00%	[16]	46.00%	[13]
Accumulated other comprehensive income		$ 1,742	[2],[16]	$ 1,742	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[4],[16]	0
Other comprehensive income, net of tax, exchange differences on translation	[5],[16]	0
Investments in associates		0	[16]	8,594	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,099	[6],[16]	1,939	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ 26	[8],[16]	$ (26)	[13]
Concesiones CCFC S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Construction of public works through an awarding system	[17]	Construction of public works through an awarding system	[13]
Principal place of business of associate		Colombia	[17]	Colombia	[13]
Proportion of ownership interest in associate		25.50%	[17]	25.50%	[13]
Accumulated other comprehensive income		$ 0	[2],[17]	$ (757)	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		757	[4],[17]	(1)	[10],[11],[13]
Other comprehensive income, net of tax, exchange differences on translation	[5],[17]	0
Investments in associates		0	[17]	13,063	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,069	[6],[17]	6,794	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		(34)	[8],[17]	$ 34	[13]
Panamerican Pharmaceutical Holding Inc.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[18]			Advisory services, consultation, representation, agent for individuals or company
Principal place of business of associate	[18]			Panama
Proportion of ownership interest in associate	[18]			21.00%
Accumulated other comprehensive income	[3],[18]			$ (1,486)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	[10],[11],[18]			(69)
Other comprehensive income, net of tax, exchange differences on translation	[14],[18]			$ (785)
Avefarma S.A.S
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[13]			Manufacture and distribution of glass packing for pharmaceutical products
Principal place of business of associate	[13]			Colombia
Proportion of ownership interest in associate	[13]			21.00%
Accumulated other comprehensive income	[3],[13]			$ (11,704)
Glassfarma Tech S.A.S.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[18]			Manufacturing, elaboration and commercialization of packages and pharmaceutical products
Principal place of business of associate	[18]			Colombia
Proportion of ownership interest in associate	[18]			21.00%
Accumulated other comprehensive income	[3],[18]			$ 127
Total Investment In Associates
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Accumulated other comprehensive income		13,472	[2]	(457)	[3],[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax		866	[4]	2,581	[10],[11],[13]
Other comprehensive income, net of tax, exchange differences on translation		(8)	[5]	(886)	[13],[14]
Investments in associates		1,894,024		1,710,969	[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		246,153	[6]	161,923	[7],[13]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ (45)	[8]	$ (663)	[13]

[1]	Composition December 31, 2019 December 31, 2018In millions of COPInvestments in associates (1) 1,894,024 1,710,969Investments in Joint ventures 473,733 438,610Total 2,367,757 2,149,579As of December 31, 2019 and 2018, the amount includes investments in associates at fair value for COP 1,249,818 and COP 1,119,973, respectively and investments in associates at equity method value for COP 644,206 COP 590,996 respectively. See Note 30 Fair value of assets and liabilities.
[2]	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
[3]	Corresponds to the accumulated other comprehensive income as of December 31, 2018
[4]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2019.
[5]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2019.
[6]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2019. See Note 25.5 Dividends and net income on equity investments.
[7]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018. See Note 25.5 Dividends and net income on equity investments.
[8]	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2019.
[9]	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2018.During 2018, the Bank increases its capital
[10]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
[11]	See Consolidated Statement of Comprehensive Income.
[12]	For the purposes of applying the equity method of accounting, financial statements as of November 30, 2019 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2019.
[13]	For the purposes of applying the equity method of accounting, financial statements as of November 30, 2018 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2018.
[14]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2018.
[15]	In December 2019, Bancolombia S.A signed an agreement with Banco de Bogota and Davivienda to formed the associate Servicios de identidad digital S.A.S with purpose of providing digital citizens services.
[16]	In 2019, the Bank increased its capital contribution in Reintegra S.A.S by COP 3,775. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and Reintegra made during 2019, exceeds the net investment on the entity.
[17]	In April, 2019, The Bank sold Concesiones CCFC S.A. See Note 25.5 Dividends and net income on equity investments.
[18]	As of December 31, 2018 the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc. are still classified as "assets held for sale". See Note 1l3 Assets held for sale and inventories, net.